Employee Benefits - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Defined contribution plan expenses	₩ 2,893	₩ 2,655	₩ 2,413
Non-current net defined benefit liability	₩ 146	₩ 74